Provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other current provisions	$ 349,775	$ 409,164
Non-current provisions	1,240,389	1,323,520
Legal proceedings provision [member]
Other current provisions	349,775	409,164
Non-current provisions	950,920	839,079
Miscellaneous other provisions [member]
Other current provisions	0	0
Non-current provisions	$ 289,469	$ 484,441